SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations
Summary of impact upon adoption of IFRS 9 - Classification and Measurement

The table below illustrates the classification and measurement of financial assets under IFRS 9 and IAS 39 at the date of initial application. A similar table for financial liabilities has not been prepared because there have not been any reclassifications and remeasurements within financial liabilities.

The following table is as at January 1, 2018:

(US$ MILLIONS)	FVTPL	FVOCI	Amortized Cost	Total
Opening balance (IAS 39)	$166	$429	$5,852	$6,447
Reclassifications	211	(211)	—	—
Revised opening balance (IFRS 9)	$377	$218	$5,852	$6,447

The following paragraphs explain how applying the new classification requirements of IFRS 9 led to changes in classification of certain financial assets held by the partnership as shown in the table above.

Instruments reclassified from Available for Sale (IAS 39) to FVTPL (IFRS 9):

Debt Instruments previously classified as available for sale but which fail the Solely for Payment, Principal and Interest ("SPPI") test

The partnership held secured debentures and contractual rights which were reclassified from available for sale to FVTPL for $187 million. Under IFRS 9, the debentures and contractual rights do not meet the criteria to be classified as at amortized cost or FVOCI because their cash flows do not represent solely payments of principal and interest. Related fair value gains of $3 million attributable to the partnership net of taxes were transferred from the available for sale reserve to retained earnings on January 1, 2018.

Equity instruments previously classified as available for sale and for which FVOCI election is not made

The partnership held an equity instrument which was reclassified from available for sale to FVTPL for $24 million. Related fair value losses of $3 million attributable to the partnership net of taxes were transferred from the available for sale reserve to retained earnings on January 1, 2018.

Summary of impact upon adoption of IFRS 9 - Impairment

The partnership's opening loss allowances in accordance with IAS 39 do not differ materially from the partnership's opening expected credit losses ("ECL") determined in accordance with IFRS 9, as at January 1, 2018.

Summary of impact upon adoption of IFRS 9 - Derivatives and hedging activities

In accordance with IFRS 9’s transition provisions for hedge accounting, the partnership has applied the IFRS 9 hedge accounting requirements prospectively from the date of initial application on January 1, 2018. The partnership’s qualifying hedging relationships in place as at January 1, 2018 also qualified for hedge accounting in accordance with IFRS 9 and were therefore regarded as continuing hedging relationships.

(f)	Future changes in accounting policies

(i)	Leases
In January 2016, the IASB published a new standard, IFRS 16 Leases ("IFRS 16"). The new standard brings most leases on the balance sheet, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 supersedes IAS 17 Leases and related interpretations and is effective for periods beginning on or after January 1, 2019.
The partnership has participated in strategic planning sessions with its subsidiaries and associates in order to provide guidance regarding the key considerations and to develop an adoption project plan. The partnership is completing its assessment of existing contractual arrangements to identify the existing population of lease arrangements that would be capitalized under the new standard. Next steps include performing an initial quantification of the existing obligations, assessing any potential impact to IT systems and internal controls and reviewing the additional disclosures required by the new standard.
IFRS 16 can either be adopted on a full retrospective method or on a modified retrospective method whereby any transitional impact is recorded in equity as at January 1, 2019 and comparative periods are not restated. The partnership currently anticipates that the modified retrospective approach will be adopted and is currently in the process of evaluating a number of practical expedients available under the new standard.
The partnership continues to evaluate the overall impact of IFRS 16 on its consolidated financial statements.

(ii)	Uncertainty over Income Tax Treatments
In June 2017, the IASB published IFRIC 23, Uncertainty over Income Tax Treatments ("IFRIC 23") effective for annual periods beginning on or after January 1, 2019. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. The interpretation may be applied on either a fully retrospective basis or a modified retrospective basis without restatement of comparative information. The partnership is currently evaluating the impact of IFRIC 23 on its unaudited interim condensed consolidated financial statements.

(US$ MILLIONS)	Opening balance January 1, 2018	Adoption of new accounting standards	Revised opening balance January 1, 2018
Assets
Cash and cash equivalents	$1,106	$—	$1,106
Financial assets	361	—	361
Accounts and other receivable, net	3,454	(98)	3,356
Inventory, net	1,068	4	1,072
Assets held for sale	14	—	14
Other assets	430	(60)	370
Current assets	6,433	(154)	6,279
Financial assets	423	—	423
Accounts and other receivable, net	908	(27)	881
Other assets	79	1	80
Property, plant and equipment	2,530	—	2,530
Deferred income tax assets	174	42	216
Intangible assets	3,094	—	3,094
Equity accounted investments	609	(6)	603
Goodwill	1,554	—	1,554
Total assets	$15,804	$(144)	$15,660
Liabilities and equity
Liabilities
Accounts payable and other	$4,865	$126	$4,991
Liabilities associated with assets held for sale	—	—	—
Borrowings	825	—	825
Current liabilities	5,690	126	5,816
Accounts payable and other	773	(5)	768
Borrowings	2,440	—	2,440
Deferred income tax liabilities	837	—	837
Total liabilities	$9,740	$121	$9,861
Equity
Limited partners	$1,585	$(132)	$1,453
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.	1,453	(128)	1,325
Interest of others in operating subsidiaries	3,026	(5)	3,021
Total equity	6,064	(265)	5,799
Total liabilities and equity	$15,804	$(144)	$15,660

Disclosure of disaggregation of revenue from contracts with customers
The tables below summarize our segment revenue by geography, and timing of revenue recognition for IFRS 15 revenue for the three months ending June 30, 2018:

(US$ MILLIONS)
Timing of Revenue Recognition	Business Services	Industrial Operations	Construction Services	Energy	Corporate and Other	Total
Goods/services provided at a point in time	$6,325	$781	$21	$54	$—	$7,181
Services transferred over a period of time	391	68	1,110	—	—	1,569
Total IFRS 15 revenue	$6,716	$849	$1,131	$54	$—	$8,750
Other non IFRS 15 revenue	10	6	2	3	4	25
Total revenue	$6,726	$855	$1,133	$57	$4	$8,775

(US$ MILLIONS)
Geography	Business Services	Industrial Operations	Construction Services	Energy	Corporate and Other	Total (1)
United Kingdom	$5,223	$23	$389	$—	$—	$5,635
Canada	953	143	21	54	—	1,171
Australia	84	—	623	—	—	707
Brazil	164	212	—	—	—	376
USA	100	112	—	—	—	212
Middle East (2)	1	1	98	—	—	100
Other	191	358	—	—	—	549
Total IFRS 15 revenue	$6,716	$849	$1,131	$54	$—	$8,750
__________________________________

(1)
Geography of the other non IFRS 15 revenue is as follows: United Kingdom $2 million, United States $4 million, Canada $5 million, Australia $1 million, Brazil $6 million, Middle East $nil and Other $7 million.

(2)	Middle East primarily consists of United Arab Emirates.

(US$ MILLIONS)
Transition	Business Services	Industrial Operations	Construction Services	Energy	Corporate and Other	Total
Revenue as if it were under former revenue standards	$6,716	$851	$1,125	$54	$—	$8,746
IFRS 15 Impact	—	(2)	6	—	—	4
Total IFRS 15 Revenue	$6,716	$849	$1,131	$54	$—	$8,750

The tables below summarize our segment revenue by geography, and timing of revenue recognition for IFRS 15 revenue for the six months ending June 30, 2018:

(US$ MILLIONS)
Timing of Revenue Recognition	Business Services	Industrial Operations	Construction Services	Energy	Corporate and Other	Total
Goods/services provided at a point in time	$12,024	$1,473	$34	$147	$—	$13,678
Services transferred over a period of time	985	117	2,139	—	—	3,241
Total IFRS 15 revenue	$13,009	$1,590	$2,173	$147	$—	$16,919
Other non IFRS 15 revenue	21	12	3	7	7	50
Total revenue	$13,030	$1,602	$2,176	$154	$7	$16,969

(US$ MILLIONS)
Geography	Business Services	Industrial Operations	Construction Services	Energy	Corporate and Other	Total (1)
United Kingdom	$9,959	$30	$712	$—	$—	$10,701
Canada	1,884	255	34	147	—	2,320
Australia	170	—	1,216	—	—	1,386
Brazil	465	429	—	—	—	894
USA	174	216	—	—	—	390
Middle East (2)	2	1	211	—	—	214
Other	355	659	—	—	—	1,014
Total IFRS 15 revenue	$13,009	$1,590	$2,173	$147	$—	$16,919
__________________________________

(1)
Geography of the other non IFRS 15 revenue is as follows: United Kingdom $6 million, United States $4 million, Canada $11 million, Australia $2 million, Brazil $12 million, Middle East $nil and Other $15 million.

(2)	Middle East primarily consists of United Arab Emirates.

(US$ MILLIONS)
Transition	Business Services	Industrial Operations	Construction Services	Energy	Corporate and Other	Total
Revenue as if it were under former revenue standards	$13,009	$1,590	$2,173	$147	$—	$16,919
IFRS 15 Impact	—	—	—	—	—	—
Total IFRS 15 Revenue	$13,009	$1,590	$2,173	$147	$—	$16,919

Explanation of measurement bases used in preparing financial statements
The table below summarizes the partnership’s classification and measurement of financial assets and liabilities, on adoption of IFRS 9:

	Classification	Measurement	Statement of Financial Position Account
Financial assets
Cash and cash equivalents	Debt	Amortized cost	Cash and cash equivalents
Accounts receivable	Debt	Amortized cost / FVTPL	Accounts and other receivable, net
Restricted cash	Debt	Amortized cost	Financial assets
Equity securities	Equity	FVTPL / FVOCI	Financial assets
Debt securities	Debt	FVTPL / FVOCI / Amortized cost	Financial assets
Derivative assets	Derivatives	FVTPL(1)	Financial assets
Other financial assets	Debt / Equity	Amortized cost / FVTPL/ FVOCI	Financial assets

Financial liabilities
Borrowings	Debt	Amortized cost	Borrowings
Accounts payable and other	Debt	Amortized cost	Accounts payable and other
Derivative liabilities	Derivatives	FVTPL(1)	Accounts payable and other
__________________________

(1) Derivatives are classified and measured at FVTPL except those designated in hedging relationships.

Disclosure of effect of overlay approach reclassification on profit or loss
The following table is as at January 1, 2018:

(US$ MILLIONS)	FVTPL	FVOCI	Amortized Cost	Total
Opening balance (IAS 39)	$166	$429	$5,852	$6,447
Reclassifications	211	(211)	—	—
Revised opening balance (IFRS 9)	$377	$218	$5,852	$6,447